TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Earnings before income tax-rate			$ 1,183,270	$ 14,340,137
Income tax expense by applying tax rate in force in the respective countries			(5,182,386)	(7,314,555)
Share of profit or loss of subsidiaries, joint ventures and associates			225,376	269,138
Stock options charge			(298,851)	(180,523)
Non-deductible expenses			(543,505)	(318,280)
Untaxed gains			33,052
Unrecognized tax losses carry-forwards			(995,754)
Foreign investment coverage				140,720
Tax inflation adjustment			3,132,901	1,097,315
Result of inflation effect on monetary items and other finance results			(1,660,369)	(479,093)
Others			(408,013)	48,863
Income tax expenses	$ (684,906)	$ (4,141,102)	$ (5,697,549)	$ (6,736,415)